UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	07/31/2006

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS Global Alpha Fund July 31, 2006 (Unaudited)
	Coupon	Maturity	Principal
Bonds and Notes--9.2%	Rate (%)	Date	Amount ($)	Value ($)

Foreign Government
Bundesrepublik Deutschland,
Bonds, Ser. 05
(cost $1,303,966) EUR	3.50	1/4/16	1,072,000 a	1,326,524

			Face Amount
			Covered by
Options--20.5%			Contracts ($)	Value ($)

Call Options--19.0%
British Pound Currency Future
Sept. 2006 @ 167			1,625,000	325,000
Euro Dollar Currency Future
Sept. 2006 @ 1.15			50,000,000	65,650
Nikkei 225 SGX Future
Sept. 2006 @ 10,000			850,000	402,586
S & P 500 Future
Sept. 2006 @ 800			350,000	1,686,300
Swiss Market OTC Index
Sept. 2006 @ 6,000			16,000	254,082
				2,733,618
Put Options--1.5%
Australian Dollar Currency Future
Sept. 2006 @ 83.50			900,000	62,460
Japanese Yen Currency Future
Sept. 2006 @ 102			125,000	17,700
Swiss Franc Currency Future
Sept. 2006 @ 90			750,000	62,025
U.S. Treasury 10 Year Note Future
Aug. 2006 @ 115			900,000	80,719
				222,904
Total Options
(cost $2,725,798)				2,956,522

			Principal
Short-Term Investments--44.6%			Amount ($)	Value ($)

U.S. Treasury Bills
4.78%, 9/7/06
(cost $6,418,322)			6,450,000 b	6,418,202

Other Investment--19.1%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,750,000)			2,750,000 c	2,750,000

Total Investments (cost $13,198,086)			93.4%	13,451,248
Cash and Receivables (Net)			6.6%	955,102
Net Assets			100.0%	14,406,350

a Principal amount stated in U.S. Dollars unless otherwise noted. EUR--Euro b All or partially held by a broker as collateral for open financial futures positions.

c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES July 31, 2006 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2006 ($)

Financial Futures Long
Amsterdam Exchanges Index	3	344,905	August 2006	18,702
CAC 40 10 Euro	2	128,113	August 2006	4,218
Dow Jones Euro STOXX 50	8	377,230	September 2006	25,129
10 Year Euro-Bund	15	187,594	August 2006	25,684
10 Year Long Gilt	5	1,024,357	September 2006	56
Hang Seng Stock Index	3	327,650	August 2006	3,885
IBEX 35 Index	8	1,208,055	August 2006	44,720
10 Year Mini Japanese Gov't Bonds	12	1,382,304	September 2006	(970)
S & P 500 E-Mini	7	448,613	September 2006	849
S & P/MIB Index	1	234,658	September 2006	2,999
S & P/Toronto Stock Exchange 60 Index	2	236,868	September 2006	(1,253)
S & P ASX 200 Index	6	571,392	September 2006	6,337
Tokyo Price Index (TOPIX)	4	548,958	September 2006	23,898
Financial Futures Short
Australian 10 Year Bond	19	(1,473,428)	September 2006	9,994
Canadian 10 Year Bond	21	(2,093,404)	September 2006	(12,521)
Financial Times Stock Exchange 100 Index	4	(441,819)	September 2006	(21,163)
				130,564
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Premier Total Return Advantage Fund
July 31, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--104.5%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Automobile Receivables--17.8%
AmeriCredit Automobile Receivables
Trust, Ser. 2004-BM, Cl. A4	2.67	3/7/11	100,000	97,681
Bank One Auto Securitization
Trust, Ser. 2003-1, Cl. A4	2.43	3/22/10	90,766	89,251
Capital Auto Receivables Asset
Trust, Ser. 2004-2, Cl. A2	3.35	2/15/08	100,000	99,300
Capital One Auto Finance Trust,
Ser. 2005-C, Cl. A3	4.61	7/15/10	100,000	99,061
Carmax Auto Owner Trust,
Ser. 2003-2, Cl. A4	3.07	10/15/10	96,761	95,401
Chase Manhattan Auto Owner Trust,
Ser. 2003-B, Cl. A4	2.57	2/16/10	86,032	84,041
Chase Manhattan Auto Owner Trust,
Ser. 2003-C, Cl. A4	2.94	6/15/10	100,000	97,996
Daimler Chrysler Auto Trust,
Ser. 2004-A, Cl. A4	2.58	4/8/09	100,000	97,907
Harley-Davidson Motorcycle Trust,
Ser. 2004-1, Cl. A2	2.53	11/15/11	99,668	96,661
Honda Auto Receivables Owner
Trust, Ser. 2005-5, Cl. A4	4.69	2/15/11	140,000	138,066
Household Automotive Trust,
Ser. 2003-2, Cl. A4	3.02	12/17/10	100,000	97,760
Hyundai Auto Receivables Trust,
Ser. 2004-A, Cl. A4	3.54	8/15/11	100,000	96,883
Nissan Auto Lease Trust,
Ser. 2004-A, Cl. A3	2.90	8/15/07	22,491	22,452
Nissan Auto Receivables Owner
Trust, Ser. 2003-B, Cl. A4	2.05	3/16/09	78,696	77,263
Triad Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A3	4.77	1/12/11	100,000	99,039
USAA Auto Owner Trust,
Ser. 2004-3, Cl. A4	3.53	6/15/11	100,000	97,328
Wells Fargo Financial Auto Owner
Trust, Ser. 2005-A, Cl. A3	4.09	1/15/10	100,000	98,783
WFS Financial Owner Trust,
Ser. 2004-2, Cl. A4	3.54	11/21/11	100,000	98,073
World Omni Auto Receivables Trust,
Ser. 2005-A, Cl. A3	3.54	6/12/09	126,870	125,419
				1,808,365
Asset-Backed Ctfs./Credit Cards--2.9%
BA Master Credit Card Trust,
Ser. 2000-L, Cl. A	6.50	4/15/10	100,000	101,526
Capital One Multi-Asset Execution
Trust, Ser. 2005-A2, Cl. A2	4.05	2/15/11	100,000	97,969
Citibank Credit Card Issuance
Trust, Ser. 2003-A8, Cl. A8	3.50	8/16/10	100,000	96,553
				296,048
Asset-Backed Ctfs./Home Equity Loans--6.8%
CIT Equipment Collateral,
Ser. 2004-VT1, Cl. A4	2.70	12/20/11	100,000	98,423

MASTR Asset-Backed Securities
Trust, Ser. 2005-AB1, Cl. A2	5.05	11/25/35	100,000 a	99,051
Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-B, Cl. AF2	4.55	8/25/35	100,000 a	98,772
Renaissance Home Equity Loan
Trust, Ser. 2005-2, Cl. AF3	4.50	8/25/35	100,000 a	98,066
Residential Asset Mortgage
Products, Ser. 2003-RZ4,
Cl. A7	4.79	6/25/33	100,000 a	96,289
Specialty Underwriting &
Residential Finance,
Ser. 2003-BC4, Cl. A3B	4.79	11/25/34	109,028	108,012
Structured Asset Securities,
Ser. 2005-NC1, Cl. A3	4.15	2/25/35	100,000 a	98,490
				697,103
Asset-Backed Ctfs./Other--1.3%
College Loan Corporation Trust,
Stripped Security, Interest
Only Class, Ser. 2006-1,
Cl. AIO	10.00	7/25/08	200,000 b	37,188
SLM Student Loan Trust,
Ser. 2005-7, Cl. A3	4.41	7/25/25	100,000	98,274
				135,462
Commercial Mortgage Pass-Through Ctfs.--3.0%
GMAC Commercial Mortgage
Securities, Ser. 2001-C2,
Cl. A1	6.25	4/15/34	83,253	84,560
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. ASB	5.17	12/15/44	100,000 a	97,983
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A1	4.18	3/12/35	130,985	124,869
				307,412
Diversified Financial Services--17.5%
ABN Amro Bank,
Sr. Notes	5.55	4/18/08	50,000 a,c	50,079
Allstate Life Global Funding
Trusts, Notes, Ser. 04-1	4.50	5/29/09	200,000	195,186
Bear Stearns,
Sr. Unscd. Notes	5.72	1/31/11	100,000 a	100,216
Citigroup,
Notes	5.13	5/5/14	150,000	144,777
Citigroup,
Notes	5.42	6/9/09	50,000 a	50,166
Credit Suisse USA,
Notes	5.37	8/15/10	100,000 a	100,308
Credit Suisse USA,
Sr. Notes	5.41	12/9/08	50,000 a	50,093
General Electric Capital,
Unscd. Notes, Ser. A	6.00	6/15/12	200,000	204,652
Goldman Sachs Group,
Notes	3.88	1/15/09	100,000	96,409
HSBC Finance,
Unscd. Notes	4.13	11/16/09	100,000	95,928
JPMorgan Chase & Co.,
Notes	5.68	1/17/11	100,000 a	100,299
Lehman Brothers Holdings,
Notes	5.66	12/23/10	100,000 a	100,257

MBNA,
Bonds	5.00	6/15/15	100,000	94,873
Merrill Lynch & Co.,
Notes, Ser. B	3.70	4/21/08	100,000	97,150
Morgan Stanley,
Unsub. Bonds	6.75	4/15/11	100,000	104,596
Royal Bank of Canada,
Notes	3.88	5/4/09	100,000	96,267
Wells Fargo,
Notes	5.34	3/10/08	100,000 a	100,101
				1,781,357
Diversified Metals & Mining--.8%
Alcoa,
Notes	7.38	8/1/10	75,000	79,995
Electric Utilities--1.0%
SCANA,
Notes	6.88	5/15/11	50,000	52,569
Wisconsin Energy,
Sr. Notes	5.50	12/1/08	50,000	49,997
				102,566
Oil & Gas--1.0%
Conoco Funding,
Gtd. Notes	6.35	10/15/11	100,000	103,867
Property-Casualty Insurance--3.8%
Berkshire Hathaway Finance,
Gtd. Notes	4.63	10/15/13	100,000	94,235
Hartford Life Global Funding
Trusts, Notes	5.20	2/15/11	150,000	148,593
Principal Life Income Funding
Trusts, Notes	5.13	3/1/11	150,000	147,833
				390,661
Telecommunications--2.0%
BellSouth,
Sr. Unscd. Notes	6.00	10/15/11	100,000	100,868
Cisco Systems,
Sr. Unscd. Notes	5.25	2/22/11	100,000	98,982
				199,850
U.S. Government Agencies/Mortgage-Backed--40.2%
Federal Home Loan Mortgage Corp.:
4.50%			100,000 d	91,937
5.00%			200,000 d	189,124
4.50%, 12/1/19			954,445	910,648
5.00%, 7/1/35			486,416	460,396
5.50%, 12/1/18 - 11/1/19			556,607	551,685
6.00%, 10/1/19 - 9/1/34			353,152	354,040
6.50%, 8/1/12			139,351	141,303
7.00%, 1/1/36			295,002	302,853
Federal National Mortgage Association:
4.00%, 3/1/21			97,739	91,067
5.00%, 7/1/19 - 11/1/19			424,304	412,927
5.50%, 8/1/19 - 11/1/34			591,577	579,913
				4,085,893
U.S. Government Securities--5.9%
U.S. Treasury Bonds
6.50%, 11/15/26			520,000 e	606,122
Utilities--.5%
KeySpan,
Notes	7.63	11/15/10	50,000	53,446

Total Bonds and Notes
(cost $10,682,571)		10,648,147

Short-Term Investments--.5%

U.S. Treasury Bills;
4.73%, 9/7/06
(cost $49,757)	50,000 f	49,753

Other Investment--2.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $220,000)	220,000 g	220,000

Total Investments (cost $10,952,328)	107.2%	10,917,900
Liabilities, Less Cash and Receivables	(7.2%)	(728,966)
Net Assets	100.0%	10,188,934

a Variable rate security--interest rate subject to periodic change.
b Notional face amount shown.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to $50,079 or .5% of net assets.
d Purchased on a forward commitment basis.
e Purchased on a delayed delivery basis.
f Held by a broker as collateral for open financial futures positions.
g Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES July 31, 2006 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2006 ($)

Financial Futures Long
10 Year Euro-Bund	3	447,163	September 2006	3,588
10 Year Long Gilt	2	409,743	September 2006	(545)
10 Year Mini Japanese Gov't Bonds	2	230,384	September 2006	306
U.S. Treasury 5 Year Notes	5	521,094	September 2006	1,876
U.S. Treasury 10 Year Notes	2	212,063	September 2006	119
U.S. Treasury 30 Year Bonds	5	541,406	September 2006	1,673
Financial Futures Short
Australian 10 Year Bonds	3	(232,646)	September 2006	1,775
Canadian 10 Year Bonds	6	(598,115)	September 2006	(2,577)
U.S. Treasury 2 Year Notes	7	(1,424,281)	September 2006	370
				6,585

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	September 15, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	September 15, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)